Long-Term Debt - Total Long-Term Debt Outstanding Maturities (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
2017	$ 117
2018	115
2019	714
2020	114
2021	461
Thereafter	4
Total	$ 1,525